FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 876	$ 646
Disclosure of financial liabilities [line items]
Financial liabilities	7,541	7,063
FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	69
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	7,541	6,994
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	24	27
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	852	619
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	326	334
Accounts payable and other | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	326	334
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	3,740	3,477
Non-recourse borrowings (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	3,740	3,477
Exchangeable and Class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities	2,497	2,221
Exchangeable and Class B Shares | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable and Class B Shares | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	2,497	2,221
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	978	1,031
Financial liabilities (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	69
Financial liabilities (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	978	962
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	370	192
Cash and cash equivalents | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	370	192
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	482	427
Accounts receivable and other | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	482	427
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	24	27
Financial assets (current and non-current) | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	24	27
Financial assets (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0